Convertible preferred shares - Series A Convertible Preferred Shares and Series A-1 Convertible Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands									12 Months Ended
	Mar. 10, 2025	Mar. 06, 2025	Nov. 25, 2024	Nov. 19, 2024	Sep. 27, 2024	Jan. 22, 2024	Dec. 11, 2023	Nov. 27, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024
Series A Convertible Preferred Shares
Fixed monetary amount per share											$ 1.81
Percentage of lowest daily average market price											92.50%
Number of days preceding the conversion considered for lowest daily average market price											5 days
Net proceeds									$ 99,650	$ 129,810	$ 24,575
Excess of fair value of convertible preferred shares									28,179	50,725	59,199
Change in fair value of financial instruments									$ (46,584)	$ 20,571	$ (10,918)
Minimum
Series A Convertible Preferred Shares
Preferred stock conversion price											$ 1.06
Maximum
Series A Convertible Preferred Shares
Preferred stock conversion price											$ 1.42
Class A
Series A Convertible Preferred Shares
Ordinary shares, par value									$ 0.00000005	$ 0.00000005
Series A Convertible Preferred Shares
Series A Convertible Preferred Shares
Number of shares issuable								125,000
Issue price per share								$ 1,000
Redemption price on percentage of conversion amount								105.00%
Maturity term of preferred shares								12 months
Net proceeds							$ 24,575				$ 24,575
Excess of fair value of convertible preferred shares											59,199
Series A Convertible Preferred Shares | ADS
Series A Convertible Preferred Shares
Per share preferred stock convertible conversion ratio								$ 1,072.8
Percentage of late charges on accrued and unpaid dividends								15.00%
Percentage of weighted average price								120.00%
Fixed monetary amount per share								$ 1.81
Percentage of lowest daily average market price								92.50%
Number of days preceding the conversion considered for lowest daily average market price								5 days
First Tranche preferred shares financing
Series A Convertible Preferred Shares
Issuance of ordinary shares (in shares)							25,000	25,000
Fair value at issuance											44,421
Fair value upon conversion											53,837
Change in fair value of financial instruments											$ 9,416
First Tranche preferred shares financing | ADS
Series A Convertible Preferred Shares
Number of shares converted											23,650,082
First Tranche preferred shares financing | Class A
Series A Convertible Preferred Shares
Number of shares converted											354,751,230
Second Tranche of the preferred shares financing
Series A Convertible Preferred Shares
Issue price per share						$ 1,000
Issuance of ordinary shares (in shares)						50,000
Fixed monetary amount per share										$ 1.81
Percentage of lowest daily average market price										92.50%
Number of days preceding the conversion considered for lowest daily average market price										5 days
Number of ADS issued						2,800,000
Net proceeds										$ 49,860
Fair value at issuance										68,496	$ 38,842
Fair value of pre-delivery shares										236
Decrease in convertible preferred shares forward purchase liabilities										18,496
Excess of fair value of convertible preferred shares										$ 376
Shares converted										50,000
Fair value upon conversion										$ 88,154
Change in fair value of financial instruments										$ 19,658
Second Tranche of the preferred shares financing | Minimum
Series A Convertible Preferred Shares
Issuance of ordinary shares (in shares)								25,000
Preferred stock conversion price										$ 0.73
Second Tranche of the preferred shares financing | Maximum
Series A Convertible Preferred Shares
Issuance of ordinary shares (in shares)								50,000
Preferred stock conversion price										$ 1.31
Second Tranche of the preferred shares financing | ADS
Series A Convertible Preferred Shares
Number of shares converted										49,428,105
Second Tranche of the preferred shares financing | Class A
Series A Convertible Preferred Shares
Number of ordinary shares representing one pre-delivery share						15
Number of shares converted										741,421,575
Third Tranche of preferred shares financing
Series A Convertible Preferred Shares
Issue price per share					$ 1,000
Issuance of ordinary shares (in shares)					50,000
Fixed monetary amount per share									$ 1.81
Percentage of lowest daily average market price									92.50%
Number of days preceding the conversion considered for lowest daily average market price									5 days
Net proceeds										$ 49,975
Fair value at issuance										78,272
Excess of fair value of convertible preferred shares										28,297
Shares converted									50,000
Fair value upon conversion									$ 93,162
Change in fair value of financial instruments									$ 25,049	$ 10,159
Third Tranche of preferred shares financing | Minimum
Series A Convertible Preferred Shares
Preferred stock conversion price									$ 0.56
Third Tranche of preferred shares financing | Maximum
Series A Convertible Preferred Shares
Preferred stock conversion price									$ 0.69
Third Tranche of preferred shares financing | ADS
Series A Convertible Preferred Shares
Number of shares converted									85,328,477
Number of shares returned										1,454,797		1,345,203
Number of shares agreed to return					2,800,000
Third Tranche of preferred shares financing | Class A
Series A Convertible Preferred Shares
Number of shares converted									1,279,927,155
Number of shares returned												20,178,045
Number of shares agreed to return					42,000,000
Pre-delivery Shares
Series A Convertible Preferred Shares
Issuance of ordinary shares (in shares)	105,000,000
Price of nominal fee received											$ 6
Number of shares returned											0
Fair value at issuance									$ 944		$ 511
Pre-delivery Shares | ADS
Series A Convertible Preferred Shares
Issue price per share		$ 0.00000075
Issuance of ordinary shares (in shares)		7,000,000					8,000,000	8,000,000
Ordinary shares, par value						$ 0.00000075
Number of shares returned									8,000,000
Pre-delivery Shares | Class A
Series A Convertible Preferred Shares
Issuance of ordinary shares (in shares)		105,000,000					120,000,000	120,000,000
Number of shares returned									120,000,000
2024 Series A-1 Convertible Preferred Shares
Series A Convertible Preferred Shares
Number of shares issuable				30,000						30,000
Issue price per share				$ 1,000
Issuance of ordinary shares (in shares)			30,000
Fixed monetary amount per share										$ 4
Percentage of lowest daily average market price										92.50%
Number of days preceding the conversion considered for lowest daily average market price										5 days
Redemption price on percentage of conversion amount				105.00%
Maturity term of preferred shares				12 months
Net proceeds			$ 29,975
Fair value at issuance			52,027
Excess of fair value of convertible preferred shares			$ 22,052
Fair value upon conversion										$ 43,804
Change in fair value of financial instruments										$ 8,222
2024 Series A-1 Convertible Preferred Shares | Minimum
Series A Convertible Preferred Shares
Preferred stock conversion price										$ 1.4
2024 Series A-1 Convertible Preferred Shares | Maximum
Series A Convertible Preferred Shares
Preferred stock conversion price										$ 1.65
2024 Series A-1 Convertible Preferred Shares | ADS
Series A Convertible Preferred Shares
Per share preferred stock convertible conversion ratio				$ 1,072.8
Percentage of late charges on accrued and unpaid dividends				15.00%
Fixed monetary amount per share				$ 4
Percentage of lowest daily average market price				92.50%
Number of days preceding the conversion considered for lowest daily average market price				5 days
Number of shares converted										20,541,486
2024 Series A-1 Convertible Preferred Shares | Class A
Series A Convertible Preferred Shares
Number of shares converted										308,122,290
2025 Series A-1 Convertible Preferred Shares
Series A Convertible Preferred Shares
Number of shares issuable		200,000							100,000
Issue price per share		$ 1,000
Fixed monetary amount per share									$ 4
Percentage of lowest daily average market price									92.50%
Number of days preceding the conversion considered for lowest daily average market price									5 days
Redemption price on percentage of conversion amount		105.00%
Maturity term of preferred shares		12 months
Fair value upon conversion									$ 148,420
Change in fair value of financial instruments									$ 21,535
2025 Series A-1 Convertible Preferred Shares | Minimum
Series A Convertible Preferred Shares
Preferred stock conversion price									$ 0.5
2025 Series A-1 Convertible Preferred Shares | Maximum
Series A Convertible Preferred Shares
Preferred stock conversion price									$ 0.93
2025 Series A-1 Convertible Preferred Shares | ADS
Series A Convertible Preferred Shares
Per share preferred stock convertible conversion ratio		$ 1,072.8
Percentage of late charges on accrued and unpaid dividends		15.00%
Fixed monetary amount per share		$ 4
Percentage of lowest daily average market price		92.50%
Number of days preceding the conversion considered for lowest daily average market price		5 days
Number of shares converted									187,321,908
Number of shares returned									7,000,000
2025 Series A-1 Convertible Preferred Shares | Class A
Series A Convertible Preferred Shares
Number of shares converted									2,809,828,620
Number of shares returned									105,000,000
First Tranche of 2025 Series A1 Preferred Shares Financing
Series A Convertible Preferred Shares
Number of shares issuable	100,000
Net proceeds	$ 99,650								$ 99,650
Fair value at issuance									126,885
Excess of fair value of convertible preferred shares									$ 28,179
Forward contract liabilities
Series A Convertible Preferred Shares
Change in fair value of financial instruments										$ 21,848